Offerings	Nov. 20, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.125% Senior Notes due 2029
Proposed Maximum Offering Price per Unit | shares	1.04251
Maximum Aggregate Offering Price	$ 198,965,309
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,477.11
Offering Note

(1)	U.S. dollar amount based on Mexican peso/U.S. dollar exchange rate of Ps.18.3388 per U.S. dollar on November 19, 2025, as reported by Bloomberg at 6:00 p.m. (New York City time).

(2)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	10.300% Senior Notes due 2034
Proposed Maximum Offering Price per Unit | shares	1.05453
Maximum Aggregate Offering Price	$ 373,767,368
Fee Rate	0.01381%
Amount of Registration Fee	$ 51,617.27
Offering Note

(1)	U.S. dollar amount based on Mexican peso/U.S. dollar exchange rate of Ps.18.3388 per U.S. dollar on November 19, 2025, as reported by Bloomberg at 6:00 p.m. (New York City time).

(2)	The registration fee is calculated in accordance with Rule 457(r) and in reliance on Rule 456(b) of the Securities Act of 1933.